Fair Value Measurements - Recurring (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	$ 176,530	$ 230,896
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	853	552
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,035	2,866
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	171,082	225,031
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,413	2,999
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Forward loan sale commitments and derivative loan commitments [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	17	82
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Forward loan sale commitments and derivative loan commitments [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	17	82
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	4	90
Interest rate swap agreement [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	849	462
Interest rate swap agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities, Fair Value Disclosure [Abstract]
Liabilities, Fair Value Disclosure, Recurring	0	0
U.S. Government and agency obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	56,259	89,587
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	1,035	1,051
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	55,224	88,536
U.S. Government and agency obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	23,967	17,666
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	23,967	17,666
Government-sponsored enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,733	97,870
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	78,733	97,870
Mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	7,694	14,047
Corporate debt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Corporate debt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	7,694	14,047
Corporate debt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,396	2,917
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Collateralized debt obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	4,396	2,917
Obligations of state and political subdivisions [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	5,414	6,766
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	5,414	6,766
Obligations of state and political subdivisions [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Tax-exempt securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		71
Tax-exempt securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Tax-exempt securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		71
Tax-exempt securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Foreign government securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	50	75
Foreign government securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Foreign government securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	50	75
Foreign government securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring	0	0
Equity securities [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		1,815
Equity securities [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		1,815
Equity securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		0
Equity securities [Member] | Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Assets, Fair Value Disclosure, Recurring		$ 0